Intangible Asset (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Asset
Schedule of carrying value of the intangible assets acquired

The carrying value of the intangible assets is as follows:

	IP Assets	Patents	Total
Balance, June 30, 2023	$1,049	$31	$1,080
Amortization	(93)	(2)	(95)
Balance, June 30, 2024	$956	$29	$985
Additions	—	36	36
Amortization	(75)	(3)	(78)
Balance, December 31, 2024	$881	$62	$943